Financial Highlights (Tables)	12 Months Ended
Dec. 31, 2013
Financial Information Additional Disclosures, Disclosures [Line Items]
Financial Information Additional Disclosure
Spectrum Technical

	2013	2012		2011
Per Unit operating performance:
Net asset value, January 1:	$16.71	$19.65		$21.33

Interest Income	0.01	0.01		0.01
Expenses	(1.24)	(1.38	) †	(1.68)
Realized/Unrealized Income (Loss) (1)	1.07	(1.57)		(0.01)

Net Loss	(0.16)	(2.94)		(1.68)

Net asset value, December 31:	$16.55	$16.71		$19.65

For the Calendar Year:
Ratios to average net assets:
Net Investment Loss	(7.5)%	(7.7)%		(8.1)%
Expenses before Incentive Fees	7.5%	7.8	%††	8.2%
Expenses after Incentive Fees	7.5%	7.8	%††	8.2%
Net Loss	(1.0)%	(17.0)%		(8.0)%
Total return before incentive fees	(1.0)%	(15.0)%		(7.8)%
Total return after incentive fees	(1.0)%	(15.0)%		(7.9)%

(1)	Realized/Unrealized Income (Loss) is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information.

†	Expenses per Unit would have been $(1.39) in 2012 had it not been for the management fee waived by Chesapeake.

††	Such percentage is after waiver of management fees. Chesapeake voluntarily waived a portion of the management fees (equal to 0.04% in 2012 of the average net assets).

Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]
Financial Information Additional Disclosures, Disclosures [Line Items]
Financial Information Additional Disclosure
The following ratios may vary for individual investors based on the timing of capital transactions during the year.  Additionally, these ratios are calculated for the limited partner’s share of income, expenses and average net assets.

Spectrum Currency

	2013	2012	2011
Per Unit operating performance:
Net asset value, January 1:	$7.57	$8.63	$9.57

Interest Income	– (2)	– (2)	– (2)
Expenses	(0.53)	(0.53)	(0.60)
Realized/Unrealized Income (Loss) (1)	0.35	(0.53)	(0.34)

Net Loss	(0.18)	(1.06)	(0.94)

Net asset value, December 31:	$7.39	$7.57	$8.63

For the Calendar Year:
Ratios to average net assets:
Net Investment Loss	(7.2)%	(6.6)%	(6.7)%
Expenses before Incentive Fees	6.4%	6.7%	6.8%
Expenses after Incentive Fees	7.2%	6.7%	6.8%
Net Loss	(2.4)%	(13.5)%	(10.9)%
Total return before incentive fees	(1.6)%	(12.3)%	(9.8)%
Total return after incentive fees	(2.4)%	(12.3)%	(9.8)%

(1)	Realized/Unrealized Income (Loss) is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information.
(2)	Amount less than 0.005%.

Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member]
Financial Information Additional Disclosures, Disclosures [Line Items]
Financial Information Additional Disclosure
Spectrum Global Balanced

	2013	2012	2011
Per Unit operating performance:
Net asset value, January 1:	$14.06	$14.83	$17.12

Interest Income	0.01	0.01	0.01
Expenses	(0.84)	(0.90)	(0.96)
Realized/Unrealized Income (Loss) (1)	0.06	0.12	(1.34)

Net Loss	(0.77)	(0.77)	(2.29)

Net asset value, December 31:	$13.29	$14.06	$14.83

For the Calendar Year:
Ratios to average net assets:
Net Investment Loss	(6.0)%	(6.1)%	(6.2)%
Expenses before Incentive Fees	6.1%	6.2%	6.3%
Expenses after Incentive Fees	6.1%	6.2%	6.3%
Net Loss	(5.2)%	(5.2)%	(15.4)%
Total return before incentive fees	(5.5)%	(5.2)%	(13.4)%
Total return after incentive fees	(5.5)%	(5.2)%	(13.4)%

(1)	Realized/Unrealized Income (Loss) is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information.

Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Financial Information Additional Disclosures, Disclosures [Line Items]
Financial Information Additional Disclosure
Spectrum Select

	2013	2012	2011
Per Unit operating performance:
Net asset value, January 1:	$27.76	$31.24	$38.03

Interest Income	0.01	0.02	0.01
Expenses	(2.17)	(2.44)	(3.07)
Realized/Unrealized Income (Loss) (1)	0.88	(1.06)	(3.73)

Net Loss	(1.28)	(3.48)	(6.79)

Net asset value, December 31:	$26.48	$27.76	$31.24

For the Calendar Year:
Ratios to average net assets:
Net Investment Loss	(7.9)%	(8.0)%	(8.8)%
Expenses before Incentive Fees	8.0%	8.1%	8.3%
Expenses after Incentive Fees	8.0%	8.1%	8.9%
Net Loss	(4.5)%	(10.7)%	(19.6)%
Total return before incentive fees	(4.6)%	(11.1)%	(17.3)%
Total return after incentive fees	(4.6)%	(11.1)%	(17.9)%

(1)	Realized/Unrealized Income (Loss) is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information.

Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Financial Information Additional Disclosures, Disclosures [Line Items]
Financial Information Additional Disclosure
Spectrum Strategic

	2013	2012	2011
Per Unit operating performance:
Net asset value, January 1:	$14.25	$16.02	$21.49

Interest Income	0.01	0.01	0.01
Expenses	(1.24)	(1.37)	(1.87)
Realized/Unrealized Income (Loss) (1)	0.62	(0.41)	(3.61)

Net Loss	(0.61)	(1.77)	(5.47)

Net asset value, December 31:	$13.64	$14.25	$16.02

For the Calendar Year:
Ratios to average net assets:
Net Investment Loss	(8.9)%	(9.0)%	(9.8)%
Expenses before Incentive Fees	9.0%	9.1%	9.0%
Expenses after Incentive Fees	9.0%	9.1%	9.8%
Net Loss	(4.3)%	(11.4)%	(28.6)%
Total return before incentive fees	(4.3)%	(11.0)%	(24.7)%
Total return after incentive fees	(4.3)%	(11.0)%	(25.5)%

(1)	Realized/Unrealized Income (Loss) is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information.